Others, Net (Tables)	12 Months Ended
Dec. 31, 2025
Others, Net [Abstract]
Schedule of Other Nonoperating Income Expense

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Government grants	32,786	12,036	6,506
Fair value changes of short-term investments	1,049	1,250	1,639
Impairment of long-term investments	(43,740)	—	(25,730)
Loss from long-term investments	(3,130)	(11,170)	(19,391)
Foreign exchange gains/(losses)	3,108	(2,445)	(9,227)
Donation	(914)	(409)	(1,602)
Loss from lease termination	(551)	(1,785)	(661)
Others	(186)	4,108	1,332
Total	(11,578)	1,585	(47,134)